As filed with the Securities and Exchange Commission on September 21, 2021

Registration Number 333-256754

1940 Act No. 811-23475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.           ☒ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

AltShares Trust

(Exact Name of Registrant as Specified in Charter)

41 Madison Avenue, 42nd Floor

New York, New York 10010

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (855) 955-1607

(Name and Address of Agent for Service)	Copy to:
John S. Orrico 41 Madison Avenue New York, NY 10010	Fatima S. Sulaiman, Esq. Stacy L. Fuller, Esq. K&L Gates LLP 1601 K Street Washington, DC 20006

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of securities being registered: Shares of beneficial interest, with no par value, of AltShares Event-Driven ETF.

An indefinite amount of Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.  In reliance upon such Rule, no filing fee is being paid at this time.

ALTSHARES TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following paper and documents:

Cover Sheet

Contents of Registration Statement

Explanatory Note

Part C

Signature Page

Exhibits

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 for AltShares Trust (“Registrant”) incorporates by reference the Registrant’s Combined Proxy Statement/Prospectus and Statement of Additional Information contained in the Registrant’s filing pursuant to Rule 497 under the Securities Act of 1933, which was filed with the Securities and Exchange Commission (“SEC”) on July 29, 2021 (SEC Accession No. 0001104659-21-097692). This Post-Effective Amendment No. 1 is being filed solely for the purpose of including in the Registration Statement the following:

(1) the opinion of K&L Gates LLP as to tax matters (Exhibit 12) for the reorganization of Water Island Long/Short Fund, a series of The Arbitrage Funds, into AltShares Event-Driven ETF, a series of the Registrant; and

(2) the executed Agreement and Plan of Reorganization (Exhibit 4) between The Arbitrage Funds, on behalf of Water Island Long/Short Fund, a series thereof, and the Registrant, on behalf of AltShares Event-Driven ETF, a series thereof.

PART C

Item 15.                                                  Indemnification

Article IX Section 2 of Registrant’s Delaware Trust Instrument, incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 30, 2020, provides for the indemnification of Registrant’s Trustees and officers, as follows:

“Article IX Section 2 Indemnification”

(a)  Subject to the exceptions and limitations contained in subsection (b) below:

(i)  every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the maximum extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)  as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)  No indemnification shall be provided hereunder to a Covered Person:

(i)  who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust, a Series or its or their Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of  the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust or Series, as the case may be; or

(ii)  in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office:  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust or Series, as applicable, nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)  The rights of indemnification herein provided may be insured against by policies maintained by the Trust or the Series, as applicable, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.  Nothing contained herein shall affect any rights to indemnification to which Trust or Series personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)   To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section; provided, however, that any such advancement will be made in accordance with any conditions required by the Commission.

(e)  Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16.                                                  Exhibits

(1)                                (a)                                  Certificate of Trust is incorporated herein by reference to the Registration Statement on Form N-1A filed with the Commission on September 16, 2019.

(b)                                 Certificate of Amendment to the Certificate of Trust is incorporated herein by reference to the Registration Statement on Form 8-A filed with the Commission on May 4, 2020.

(c)                                  Certificate of Amendment to the Certificate of Trust dated October 8, 2020 is incorporated herein by reference to the Registration Statement on Form N-14 filed with the Commission on June 3, 2021.

(d)                                 Amended and Restated Trust Instrument dated October 1, 2019 is incorporated herein by reference to the Form 8-A filed with the Commission on May 4, 2020.

(2)                                 Amended and Restated By-laws dated October 8, 2020 are incorporated herein by reference to the Registration Statement on Form N-14 filed with the Commission on June 3, 2021.

(3)                                 Not Applicable.

(4)                                 Agreement and Plan of Reorganization filed herewith.

(5)                                 Not Applicable.

(6)                                 (i) Investment Advisory Agreement between Registrant and Water Island Capital, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 19, 2020.

(ii) Amended and Restated Schedule A to the Investment Advisory Agreement between Registrant and Water Island Capital, LLC is incorporated herein by reference to the Registration Statement on Form N-14 filed with the Commission on June 3, 2021.

(7)                                 (i) ETF Distribution Agreement between Registrant and Foreside Financial Services, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 19, 2020.

(ii) Amended and Restated Exhibit A to the ETF Distribution Agreement between Registrant and Foreside Financial Services, LLC is incorporated herein by reference to the Registration Statement on Form N-14 filed with the Commission on June 3, 2021.

(iii) Amendment to the ETF Distribution Agreement between Registrant and Foreside Financial Services, LLC is incorporated herein by reference to the Registration Statement on Form N-1A filed with the Commission on September 15, 2021

(8)                                 Not Applicable.

(9)                                 (i) Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 19, 2020.

(ii)  Amended and Restated Appendix A to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company is  incorporated herein by reference to the Registration Statement on Form N-14 filed with the Commission on June 3, 2021.

(10)                          Plan Pursuant to Rule 12b-1 is incorporated herein by reference to the Registration Statement on Form N-14 filed with the Commission on June 3, 2021.

(11)                          Opinion and consent of K&L Gates LLP regarding legality of issuance of shares and other matters is incorporated herein by reference to the Registration Statement on Form N-14 filed with the Commission on June 3, 2021.

(12)                          Opinion regarding tax matters filed herewith.

(13)                          (i) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 19, 2020.

(i)(a) Amended and Restated Schedule A to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to the Registration Statement on Form N-14 filed with the Commission on June 3, 2021.

(ii) Administration Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s  Registration Statement on Form N-1A filed with the Commission on February 19, 2020.

(ii)(a) Amended and Restated Schedule A and Annex I to Administration Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to the Registration Statement on Form N-14 filed with the Commission on June 3, 2021.

(iii) Sublicense Agreement between Registrant and Water Island Capital, LLC is incorporated herein by reference to Pre-Effective Amendment no. 2 to the Trust’s Registration Statement on Form N-1A filed with the Commission on February 19, 2020.

(14)                          Consent of Ernst & Young LLP is incorporated herein by reference to the Registration Statement on Form N-14 filed with the Commission on June 3, 2021.

(15)                          Not Applicable.

(16)                          Powers of Attorney for Francis X. Tracy and Nancy M. Morris is incorporated herein by reference to the Registration Statement on Form N-14 filed with the Commission on June 3, 2021.

(17)                          Not applicable.

Item 17.                                                  Undertakings

(1)         The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)         The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)         The undersigned Registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the combined information statement and prospectus within a reasonable time after the receipt of such opinion in a post-effective amendment to this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and the State of New York on the 21st day of September, 2021.

ALTSHARES TRUST

By:	/s/ John S. Orrico
John S. Orrico
President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 21st day of September, 2021.

/s/ John S. Orrico	Trustee and President	September 21, 2021
John S. Orrico

/s/ Jonathon Hickey	Chief Financial Officer and Treasurer	September 21, 2021
Jonathon Hickey

/s/ Francis X. Tracy*	Trustee	September 21, 2021
Francis X. Tracy

/s/ Nancy M. Morris*	Trustee	September 21, 2021
Nancy M. Morris

*By:	/s/ Fatima Sulaiman
Attorney-in-fact

* Pursuant to Powers of Attorney filed herein.

EXHIBIT LIST

EXHIBITS

(4) Agreement and Plan of Reorganization

(12) Opinion regarding tax matters